UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10637

        Nuveen Ohio Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         10/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ)
	October 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.4% (2.8% of Total Investments)
$ 1,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	$970,830
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47
440	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	439,987
	Series 2002, 5.375%, 5/15/33

1,440	Total Consumer Staples			1,410,817

	Education and Civic Organizations – 9.6% (6.1% of Total Investments)
350	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	354,274
	2006, 5.000%, 7/01/41
1,125	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series	5/12 at 100.00	A2	1,195,830
	2002, 5.750%, 5/01/16
500	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Baa2	498,555
	2005, 5.000%, 12/01/24
1,000	Ohio Higher Educational Facilities Commission, General Revenue Bonds, University of Dayton,	12/16 at 100.00	AAA	1,044,110
	2006 Project, Series 2006, 5.000%, 12/01/30 – AMBAC Insured

2,975	Total Education and Civic Organizations			3,092,769

	Health Care – 16.2% (10.4% of Total Investments)
185	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	No Opt. Call	Baa1	186,626
	Bonds, Summa Health System, Series 1998A, 5.000%, 11/15/08
	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center Project,
	Series 2006K:
1,100	5.000%, 5/15/31 – FGIC Insured (UB)	5/16 at 100.00	AAA	1,135,074
870	4.375%, 5/15/32 – FGIC Insured (UB)	5/16 at 100.00	AAA	814,747
1,750	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center,	8/12 at 101.00	A	1,820,998
	Series 2002A, 5.500%, 8/15/22
160	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A–	162,470
	Inc., Series 2006, 5.250%, 5/15/21
500	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	506,225
	5.000%, 5/01/30
335	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	352,745
	Obligated Group, Series 2000B, 6.375%, 11/15/30
250	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	252,503
	5.250%, 11/15/36

5,150	Total Health Care			5,231,388

	Housing/Multifamily – 4.6% (3.0% of Total Investments)
200	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aaa	203,596
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna
	Homes, Series 2006M:
150	4.450%, 10/01/09 (Alternative Minimum Tax)	No Opt. Call	Aaa	150,704
200	4.900%, 6/20/48 (Alternative Minimum Tax)	6/16 at 102.00	AAA	189,882
200	Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds, Warren Heights Project, GNMA	No Opt. Call	Aaa	200,548
	Collateralized, Series 2007, 5.100%, 11/20/48 (Alternative Minimum Tax)
750	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, CAllis Tower Apartments	9/17 at 102.00	AAA	743,265
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)

1,500	Total Housing/Multifamily			1,487,995

	Housing/Single Family – 3.9% (2.5% of Total Investments)
160	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	165,944
	Revenue Bonds, Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)
540	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	559,867
	Revenue Bonds, Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)
45	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	45,356
	Revenue Bonds, Series 2000F, 5.625%, 9/01/16
500	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	494,135
	9/01/31 (Alternative Minimum Tax)

1,245	Total Housing/Single Family			1,265,302

	Industrials – 2.7% (1.7% of Total Investments)
480	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries,	7/12 at 100.00	B+	475,306
	Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)
400	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	394,352
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax)

880	Total Industrials			869,658

	Long-Term Care – 2.6% (1.7% of Total Investments)
900	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities	1/17 at 100.00	BBB	851,778
	Project, Series 2006A, 5.000%, 1/01/37

	Tax Obligation/General – 27.4% (17.6% of Total Investments)
1,815	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	AAA	712,006
	0.000%, 12/01/27 – FSA Insured
300	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	316,857
1,000	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/27	12/17 at 100.00	AAA	1,055,490
1,275	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%,	6/17 at 100.00	AAA	1,326,663
	12/01/34 – FSA Insured (UB)
1,000	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	Aaa	1,047,010
	5.000%, 12/01/22 – MBIAInsured
200	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	AAA	211,266
	5.000%, 12/01/25 – FGICInsured
1,270	Lorain, Ohio, General Obligation Bonds, Series 2002, 5.125%, 12/01/26 – AMBAC Insured	12/12 at 100.00	Aaa	1,331,519
500	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	523,840
	2006, 5.000%, 12/01/25 – FSA Insured
100	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aa1	104,368
	Series 2007, 5.000%, 12/01/31
1,000	Ohio, Common Schools Capital Facilities, General Obligation Bonds, Series 2001B,	9/11 at 100.00	AA+	1,041,870
	5.000%, 9/15/20
1,130	Solon, Ohio, General Obligation Refunding and Improvement Bonds, Series 2002, 5.000%, 12/01/18	12/12 at 100.00	AA+	1,188,647

9,590	Total Tax Obligation/General			8,859,536

	Tax Obligation/Limited – 23.3% (15.0% of Total Investments)
600	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	AAA	614,706
	5.000%, 12/01/33 – FGICInsured
1,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 –	12/16 at 100.00	Aaa	1,041,070
	AMBAC Insured
1,000	Midview Local School District, Lorain County, Ohio, Certificates of Participation, Series	5/13 at 100.00	A	1,017,540
	2003, 5.000%, 11/01/30
1,250	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/12 at 100.00	AAA	1,338,500
	Series 2002A, 5.500%, 4/01/18 – FSA Insured
200	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	208,932
	Series 2005A, 5.000%, 4/01/25 – FSA Insured
1,000	Ohio, State Appropriation Lease Bonds, Higher Education Capital Facilities, Series 2002A-II,	No Opt. Call	AAA	1,042,580
	5.500%, 12/01/09 – MBIAInsured
2,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	No Opt. Call	AAA	2,280,476
	1993L, 5.500%, 7/01/21 – FSA Insured

7,050	Total Tax Obligation/Limited			7,543,804

	Transportation – 5.4% (3.5% of Total Investments)
1,550	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 –	No Opt. Call	AAA	1,742,340
	FGIC Insured

	U.S. Guaranteed – 49.4% (31.8% of Total Investments) (4)
1,000	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, Unlimited Tax	12/08 at 102.00	AAA	1,039,020
	General Obligation School Improvement Bonds, Series 1998, 5.300%, 12/01/25 (Pre-refunded
	12/01/08) – FGICInsured
725	Eaton City School District, Preble County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 101.00	Aaa	805,519
	5.750%, 12/01/21 (Pre-refunded 12/01/12) – FGICInsured
1,300	Granville Exempt Village School District, Ohio, General Obligation Bonds, Series 2001, 5.500%,	12/11 at 100.00	Aa2 (4)	1,398,345
	12/01/28 (Pre-refunded 12/01/11)
500	Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds, Twin Towers, Series	10/08 at 101.00	BBB (4)	514,820
	1999A, 5.750%, 10/01/19 (Pre-refunded 10/01/08)
1,000	Hilliard, Ohio, General Obligation Bonds, Series 2002, 5.375%, 12/01/22 (Pre-refunded 12/01/12)	12/12 at 100.00	Aa2 (4)	1,085,380
1,190	Miami East Local School District, Miami County, Ohio, General Obligation Bonds, Series 2002,	6/12 at 100.00	AAA	1,270,932
	5.125%, 12/01/29 (Pre-refunded 6/01/12) – FSA Insured
1,000	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series	4/10 at 101.00	A (4)	1,084,450
	1999, 6.750%, 4/01/18 (Pre-refunded 4/01/10)
1,000	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.500%,	9/11 at 100.00	AA (4)	1,070,560
	9/01/12 (Pre-refunded 9/01/11)
2,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University,	10/12 at 100.00	AA– (4)	2,174,940
	Series 2002B, 5.500%, 10/01/22 (Pre-refunded 10/01/12)
1,000	Ohio State University, General Receipts Bonds, Series 1999A, 5.800%, 12/01/29	12/09 at 101.00	AA (4)	1,056,650
	(Pre-refunded 12/01/09)
1,000	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/14 at 100.00	AAA	1,095,000
	Bonds, Series 2004A, 5.250%, 12/01/21 (Pre-refunded 6/01/14) – FGIC Insured
1,000	Parma Community General Hospital Association, Ohio, Hospital Revenue Refunding and Improvement	11/08 at 101.00	N/R (4)	1,028,080
	Bonds, Series 1998, 5.375%, 11/01/29 (Pre-refunded 11/01/08)
1,535	Pickerington Local School District, Fairfield and Franklin Counties, Ohio, General Obligation	12/11 at 100.00	AAA	1,636,648
	Bonds, School Facilities Construction and Improvement, Series 2001, 5.250%, 12/01/20
	(Pre-refunded 12/01/11) – FGICInsured
665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A– (4)	725,941
	Obligated Group, Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)

14,915	Total U.S. Guaranteed			15,986,285

	Utilities – 4.9% (3.1% of Total Investments)
1,500	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds,	2/12 at 100.00	Aaa	1,585,845
	Series 2002, 5.250%, 2/15/17 – MBIAInsured

	Water and Sewer – 1.2% (0.8% of Total Investments)
130	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	Aaa	135,807
	AMBAC Insured
270	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A,	12/11 at 100.00	AAA	281,880
	5.000%, 12/01/21 – FSA Insured

400	Total Water and Sewer			417,687

$ 49,095	Total Investments (cost $48,665,320) – 155.6%			50,345,204

	Floating Rate Obligations – (6.7)%			(2,165,000)

	Other Assets Less Liabilities – 2.1%			681,153

	Preferred Shares, at Liquidation Value – (51.0)%			(16,500,000)

	Net Assets Applicable to Common Shares – 100%			$32,361,357

Forward Swaps outstanding at October 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Royal Bank of Canada	$1,500,000	Pay	SIFM	4.335%	Quarterly	8/06/08	8/06/37	$47,296

SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference betweeen the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile then the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or
Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At October 31, 2007, the cost of investments was $46,513,538.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$1,895,787
Depreciation	(229,288)

Net unrealized appreciation (depreciation) of investments	$1,666,499

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         December 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        December 28, 2007

* Print the name and title of each signing officer under his or her signature.